Share capital - Additional Information (Detail)	Dec. 27, 2018 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Stock split, conversion ratio	0.2
Non voting shares [member]
Disclosure of classes of share capital [line items]
Number of non-voting common shares outstanding		0	0
Voting common shares [member]
Disclosure of classes of share capital [line items]
Number of non-voting common shares outstanding	794,010,680	158,801,722	158,801,722	143,317,014